SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of allowance for uncollectible receivables - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Allowance for Uncollectible Accounts Receivable [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 393,000	$ 318,000
Charge-offs	(149,337)
Reserve Adjustments	(128,663)	75,000
Ending balance	115,000	393,000
Bad Debt Expense [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Charge-offs	43,253	277,920
Reserve Adjustments	(128,663)	75,000
Ending balance	$ (85,410)	$ 352,920